Basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation of the financial statements
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate for the year ended
	2020	2019	2018	2020	2019	2018
US Dollar ("US$")	5.1967	4.0307	3.8748	5.1578	3.9461	3.6558
Canadian dollar ("CAD")	4.0771	3.1034	2.8451	3.8480	2.9746	2.8190
Euro ("EUR" or "€")	6.3779	4.5305	4.4390	5.8989	4.4159	4.3094